Expense Example - Bitwise CRCL Option Income Strategy ETF - Bitwise CRCL Option Income Strategy ETF	Sep. 11, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 100
Expense Example, with Redemption, 3 Years	$ 312